S-K 1603(a)(9) Restrictions on Selling Securities	Dec. 08, 2025
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	In addition, in order to facilitate our initial business combination (including in connection with a related private placement financing) or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange the founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.
Founder Shares [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 10 trading days within any 20-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup.
SPAC Sponsor, Persons and Entities Subject to Restrictions	AfterNext Sponsor I LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the 21-month period or in connection with the consummation of a business combination at prices no greater than the price at which the shares or units were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.
Private Units [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	AfterNext Sponsor I LLC and transferees EBC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above